Leases	9 Months Ended
Sep. 30, 2020
Leases [Abstract]
Leases
(6)	Leases

(a)	Lessor

The Company’s lease rental income for the three and nine months ended September 30, 2020 and 2019 were as follows:

	Three Months Ended September 30,
	2020			2019
	Owned	Managed	Total	Owned	Managed	Total
Lease rental income - operating leases	$115,774	$14,362	$130,136	$115,650	$24,153	$139,803
Interest income on net investment in finance leases	7,881	—	7,881	4,250	—	4,250
Interest income on container leaseback financing receivable	4,188	—	4,188	3,954	—	3,954
Variable lease revenue	5,744	1,181	6,925	6,701	1,140	7,841
Total lease rental income	$133,587	$15,543	$149,130	$130,555	$25,293	$155,848

	Nine Months Ended September 30,
	2020			2019
	Owned	Managed	Total	Owned	Managed	Total
Lease rental income - operating leases	$344,373	$43,759	$388,132	$352,558	$73,739	$426,297
Interest income on net investment in finance leases	18,839	—	18,839	10,712	—	10,712
Interest income on container leaseback financing receivable	12,263	—	12,263	6,299	—	6,299
Variable lease revenue	16,832	3,316	20,148	20,986	3,911	24,897
Total lease rental income	$392,307	$47,075	$439,382	$390,555	$77,650	$468,205

Variable lease revenue includes other charges set forth in the leases, such as handling fees, pick-up and drop-off charges and charges for damage protection plan.

For finance leases, the net selling gain (loss) recognized at lease commencement, representing the difference between the estimated fair value of containers placed on these leases and their net book value, in the amount of $33 and $(661) for the three months ended September 30, 2020 and 2019, respectively, and $47 and $(982) for the nine months ended September 30, 2020 and 2019, respectively, are included in “gain on sale of owned fleet containers, net” in the condensed consolidated statements of operations.

Operating Leases

The following is a schedule, by year, of future minimum lease payments receivable under the long-term leases for the owned and managed container fleet as of September 30, 2020:

	Owned	Managed	Total
Twelve months ending September 30:
2021	$310,744	$29,605	$340,349
2022	245,797	15,294	261,091
2023	207,357	10,282	217,639
2024	150,845	7,604	158,449
2025 and thereafter	213,417	15,305	228,722
Total future minimum lease payments receivable	$1,128,160	$78,090	$1,206,250

Net Investment in Finance Leases

The following table represents the components of the net investment in finance leases, which are reported in the Company’s condensed consolidated balance sheets as of September 30, 2020 and December 31, 2019:

	September 30, 2020	December 31, 2019
Future minimum lease payments receivable	$855,158	$385,589
Residual value of containers	11,097	11,143
Less: unearned income	(250,007)	(101,429)
Net investment in finance leases (1)	$616,248	$295,303
Less: Allowance for credit losses	(1,336)	—
Net investment in finance leases, net	$614,912	$295,303
Amounts due within one year	$59,485	$40,940
Amounts due beyond one year	555,427	254,363
Net investment in finance leases, net	$614,912	$295,303

(1) As of September 30, 2020, two major customers represented 73.6% and 9.5% of the Company’s finance leases portfolio. As of December 31, 2019, two major customers represented 44.3% and 16.1% of the Company’s finance leases portfolio. No other customer represented more than 10% of the Company’s finance leases portfolio as of September 30, 2020 and December 31, 2019.

Container Leaseback Financing Receivable

The Company’s container leaseback financing receivable pertains to containers purchased that were leased back to the seller-lessees through a sales-type leaseback arrangement. Under the provisions of Topic 842, these transactions from an accounting perspective are accounted for as financing transactions.

The components of the container leaseback financing receivable, which are reported in the Company’s condensed consolidated balance sheets as of September 30, 2020 and December 31, 2019 were as follows:

	September 30, 2020	December 31, 2019
Future minimum payments receivable	$384,648	$377,917
Less: unearned income	(104,770)	(106,259)
Container leaseback financing receivable (1)	279,878	$271,658
Less: Allowance for credit losses	(472)	—
Container leaseback financing receivable, net	$279,406	$271,658
Amounts due within one year	22,412	20,547
Amounts due beyond one year	256,994	251,111
Container leaseback financing receivable, net	$279,406	$271,658

(1) As of September 30, 2020, two customers represented 85.8% and 14.2% of the Company’s container leaseback financing receivable portfolio. As of December 31, 2019, two customers represented 82.9% and 17.1% of the Company’s container leaseback financing receivable portfolio.

The following is a schedule, by year, of future minimum payments receivable under the net investment in finance leases and container leaseback financing receivable as of September 30, 2020:

Twelve months ending September 30:	Net Investment in Finance Leases	Container Leaseback Financing Receivable	Total
2021	$95,110	$38,453	$133,563
2022	83,662	38,453	122,115
2023	70,953	38,453	109,406
2024	65,660	37,027	102,687
2025 and thereafter	539,773	232,262	772,035
Total future minimum lease payments receivable	$855,158	$384,648	$1,239,806

See Note 2 (h) “Accounting Policies and Recent Accounting Pronouncements – Revenue Recognition”, Note 2 (i) “Accounting Policies and Recent Accounting Pronouncements – Allowance for Credit Losses”, Note 4 “Managed Container Fleet” and Note 7 “Allowance for Credit Losses” for further information.

(b)	Lessee

Right-of-use (“ROU”) lease assets and lease liability are recognized for the Company’s office space leases at the commencement date based on the present value of lease payments over the lease term. As of September 30, 2020 and December 31, 2019, ROU operating lease assets amounted to $10,673 and $11,276, respectively, which were reported in “other assets” in the condensed consolidated balance sheets.

As of September 30, 2020 and December 31, 2019, total lease liabilities amounted to $12,965 and $13,736, respectively, of which amounts due within one year of $1,698 and $1,706 were reported in “other liabilities – current.” As of September 30, 2020 and December 31, 2019, long-term lease obligations that are due beyond one year of $11,267 and $12,030, respectively, were reported in “other liabilities – non-current” in the condensed consolidated balance sheets.

Operating lease expense is recognized on a straight-line basis over the lease term and is reported in “general and administrative expense” in the condensed consolidated statements of operations. Other information related to the Company's operating leases are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Operating lease cost	$527	$519	$1,577	$1,562
Short-term and variable lease cost	31	35	95	115
Total rent expense	$558	$554	$1,672	$1,677

Cash paid for amounts included in the measurement of lease liabilities	$595	$533	$1,739	$1,581

	September 30, 2020	December 31, 2019
Weighted-average remaining lease term	4.9 years	5.4 years
Weighted-average discount rate	4.63%	4.17%

Future minimum lease payment obligations under the Company’s noncancelable operating leases at September 30, 2020 were as follows:

Operating Leases
Twelve months ending September 30:
2021	$2,195
2022	2,241
2023	2,288
2024	2,324
2025 and thereafter	5,770
Total minimum lease payments	14,818
Less imputed interest	(1,853)
Total present value of operating lease liabilities	$12,965